COST REDUCTION ACTIONS	12 Months Ended
Dec. 29, 2018
COST REDUCTION ACTIONS
COST REDUCTION ACTIONS

NOTE 13. COST REDUCTION ACTIONS

Restructuring Charges

        We have plans that provide eligible employees with severance in the event of an involuntary termination. We calculate severance using the applicable benefit formulas under the respective plans. Accordingly, we record restructuring charges from qualifying cost reduction actions for severance and other exit costs (including asset impairment charges and lease and other contract cancellation costs) when they are probable and estimable. In the absence of a plan or established local practice in overseas jurisdictions, liabilities for restructuring charges are recognized when incurred.

2018/2019 Actions

        In April 2018, we approved a restructuring plan (the "2018 Plan") associated with the consolidation of the European footprint of our LGM reportable segment, which is expected to result in a headcount reduction of approximately 400 positions related to the closure of a manufacturing facility. This reduction is expected to be partially offset by headcount additions in other locations, resulting in a net reduction of approximately 150 positions. During fiscal year 2018, we recorded $55.2 million in restructuring charges, net of reversals, related to the 2018 Plan. These charges consisted of severance and related costs for the reduction of approximately 345 positions, as well as asset impairment charges. We expect the 2018 Plan to be substantially complete by the end of 2019.

        In addition to restructuring charges recorded under the 2018 Plan, we recorded $4.2 million in restructuring charges in the fourth quarter 2018 related to our 2018/2019 Actions. These charges consisted of severance and related costs for the reduction of approximately 85 positions, as well as asset impairment charges.

2015/2016 Actions

        During fiscal year 2018, we recorded $14.3 million in restructuring charges, net of reversals, related to restructuring actions initiated during the third quarter of 2015. These charges consisted of severance and related costs for the reduction of approximately 625 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2017, we recorded $34.1 million in restructuring charges, net of reversals, related to our 2015/2016 Actions. These charges consisted of severance and related costs for the reduction of approximately 920 positions, lease cancellation costs, and asset impairment charges.

        During fiscal year 2016, we recorded $20.9 million in restructuring charges, net of reversals, related to our 2015/2016 Actions. These charges consisted of severance and related costs for the reduction of approximately 440 positions, lease cancellation costs, and asset impairment charges.

        The activities and related charges and payments for the 2015/2016 Actions were substantially completed in 2018.

        Accruals for severance and related costs and lease cancellation costs were included in "Other accrued liabilities" in the Consolidated Balance Sheets. Asset impairment charges were based on the estimated market value of the assets, less selling costs, if applicable.

        Restructuring charges were included in "Other expense, net" in the Consolidated Statements of Income.

        During 2018, restructuring charges and payments were as follows:

(In millions)	Accrual at December 30, 2017	Charges, Net of Reversals	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 29, 2018

2018/2019 Actions
Severance and related costs	$–	$51.8	$(9.8)	$–	$(1.3)	$40.7
Asset impairment charges	–	7.6	–	(7.6)	–	–
2015/2016 Actions
Severance and related costs	4.3	11.2	(15.2)	–	–	.3
Lease cancellation costs	.6	.8	(1.0)	–	–	.4
Asset impairment charges	–	2.3	–	(2.3)	–	–

Total	$4.9	$73.7	$(26.0)	$(9.9)	$(1.3)	$41.4

        During 2017, restructuring charges and payments were as follows:

(In millions)	Accrual at December 31, 2016	Charges (Reversals), net	Cash Payments	Non-cash Impairment	Foreign Currency Translation	Accrual at December 30, 2017

2015/2016 Actions
Severance and related costs	$3.3	$31.9	$(30.8)	$–	$(.1)	$4.3
Lease cancellation costs	.2	1.2	(.8)	–	–	.6
Asset impairment charges	–	1.0	–	(1.0)	–	–
Prior actions
Severance and related costs	1.3	(.7)	(.6)	–	–	–

Total	$4.8	$33.4	$(32.2)	$(1.0)	$(.1)	$4.9

        The table below shows the total amount of restructuring charges incurred by reportable segment and Corporate:

(In millions)	2018	2017	2016

Restructuring charges by reportable segment and Corporate
Label and Graphic Materials	$57.8	$14.8	$8.5
Retail Branding and Information Solutions	11.9	18.4	10.5
Industrial and Healthcare Materials	4.0	.2	.9
Corporate	–	–	–

Total	$73.7	$33.4	$19.9